Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Prospectus Date	rr_ProspectusDate	Jul. 21, 2023
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2023